Cover	Oct. 07, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119497
Document Period End Date	Oct. 07, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2630
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that are considered to be covered call funds and/or income funds. The Closed-End Funds may contain portfolios that are concentrated in high-yield or “junk” bonds. High-yield, below-investment grade securities or “junk” bonds are considered to be primarily speculative with respect to the issuer’s ability to make principal and interest payments and may be more volatile than higher rated securities of similar maturity. Additionally, they are subject to greater market, credit and liquidity risks than investment-grade securities. The sponsor, through proprietary research, will strive to select Closed-End Funds featuring the potential for current income, diversification and overall liquidity.